DEFICIT (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Deficit	$ (10,213.2)	$ (10,202.5)
Accumulated earnings (deficit)
Disclosure of reserves within equity [line items]
Deficit	(1,857.0)	(2,130.3)
Accumulated gain on shares issued pursuant to DRIP and SDP
Disclosure of reserves within equity [line items]
Deficit	8.4	8.4
Accumulated tax effect on redemption of restricted shares
Disclosure of reserves within equity [line items]
Deficit	18.8	18.2
Accumulated dividends
Disclosure of reserves within equity [line items]
Deficit	$ (8,383.4)	$ (8,098.8)